Leases - Other lease costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Expenses relating to short-term leases	£ 13	£ 12
Expenses relating to leases of low-value assets	8	6
Expenses relating to variable lease payments		1
At 31 December	£ 21	£ 19